INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal									$ (71)	$ (144)	$ (249)
Foreign									3,869	3,552	3,223
State									300	241	207
Total current income taxes									4,098	3,649	3,181
Deferred
Federal									(4,943)	(793)	(933)
Foreign									900	628	279
State									(48)	91	(310)
Total deferred income taxes									(4,091)	(74)	(964)
Income taxes (benefits)	(214)	(1,494)	718	997	105	1,286	986	1,198	7	3,575	2,217
Provision (benefit) for income taxes on discontinued operations									(52)	12	(546)
Provision (benefit) for income taxes on cumulative effect of accounting changes									(58)		(4,978)
Income tax expense (benefit) reported in stockholders' equity related to:
Foreign currency translation									(709)	(609)	(739)
Securities available-for-sale									369	1,495	1,167
Employee stock plans									265	297	600
Cash flow hedges									311	(92)	325
Pension liability adjustments									(390)	(235)	(434)
Income taxes before noncontrolling interests									(257)	4,443	(2,388)
Provision (benefit) for effect of securities transactions									1,138	699	844
Provision (benefit) for effect of OTTI losses									(1,740)	(789)	(494)
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate applicable to income from continuing operations (before noncontrolling interests and the cumulative effect of accounting changes)
Federal statutory rate (as a percent)									35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)									3.00%	1.50%	(0.10%)
Foreign income tax rate differential (as a percent)									(5.00%)	(8.40%)	(10.00%)
Audit settlements (as a percent)									(11.70%)		(0.50%)
Effect of tax law changes									(0.10%)	2.00%	(0.10%)
Basis difference in affiliates									(9.10%)
Tax advantaged investments (as a percent)									(12.20%)	(6.00%)	(6.70%)
Other, net (as a percent)									0.20%	0.20%	(0.70%)
Effective income tax rate (as a percent)									0.10%	24.30%	16.90%
Effect of Japan tax rate change					$ 300					$ 300